SEGMENT AND GEOGRAPHIC INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Segment	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenue from external customers	$ 1,447,821	$ 1,462,126	$ 1,453,555
Total revenue	1,501,838	1,516,738	1,510,343
Operating income (loss)	130,665	173,780	192,879
Interest expense	16,067	16,147	16,901
Earnings Before Income Taxes	114,598	157,633	175,978
Assets	1,765,206	1,870,734	1,776,643
Capital expenditures	79,398	104,246	103,806
Depreciation and amortization	51,456	52,016	48,352
Number of additional segments managed on a geographical basis	2
Intersegment Revenue [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	(54,017)	(54,612)	(56,788)
Total revenue	54,017	54,612	56,788
Flavors & Fragrances [Member] | Reportable Segments [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	813,808	843,233	835,619
Total revenue	847,022	876,502	870,047
Operating income (loss)	119,093	120,278	120,825
Interest expense	0	0	0
Earnings Before Income Taxes	119,093	120,278	120,825
Assets	814,215	896,335	859,303
Capital expenditures	41,131	59,040	49,781
Depreciation and amortization	26,180	27,435	26,996
Flavors & Fragrances [Member] | Intersegment Revenue [Member]
Segment Reporting Information [Line Items]
Total revenue	33,214	33,269	34,428
Color [Member] | Reportable Segments [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	487,503	473,811	478,341
Total revenue	508,077	495,057	500,667
Operating income (loss)	114,884	107,873	101,062
Interest expense	0	0	0
Earnings Before Income Taxes	114,884	107,873	101,062
Assets	732,364	761,485	715,683
Capital expenditures	31,883	38,639	45,858
Depreciation and amortization	18,785	17,541	14,393
Color [Member] | Intersegment Revenue [Member]
Segment Reporting Information [Line Items]
Total revenue	20,574	21,246	22,326
Corporate & Other [Member] | Reportable Segments [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	146,510	145,082	139,595
Total revenue	146,739	145,179	139,629
Operating income (loss)	(103,312)	(54,371)	(29,008)
Interest expense	16,067	16,147	16,901
Earnings Before Income Taxes	(119,379)	(70,518)	(45,909)
Assets	218,627	212,914	201,657
Capital expenditures	6,384	6,567	8,167
Depreciation and amortization	6,491	7,040	6,963
Corporate & Other [Member] | Intersegment Revenue [Member]
Segment Reporting Information [Line Items]
Total revenue	$ 229	$ 97	$ 34